Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000224297 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224297 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224297 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224297 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224297 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224297 | B8S8C94 | Chartwell Retirement Residences
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224297 | B5LMKP4 | NEXTDC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224297 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224297 | 681936100 | Omega Healthcare Investors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224297 | 6850856 | Stockland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224297 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224297 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224297 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224297 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224297 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224297 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224297 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224297 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224297 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224297 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000224297 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224296 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224296 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224296 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224296 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224296 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224296 | B8S8C94 | Chartwell Retirement Residences
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224296 | B5LMKP4 | NEXTDC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224296 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224296 | 681936100 | Omega Healthcare Investors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224296 | 6850856 | Stockland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224296 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224296 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224296 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224296 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224296 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224296 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224296 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224296 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224296 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224296 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000224296 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224295 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224295 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224295 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224295 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224295 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224295 | B8S8C94 | Chartwell Retirement Residences
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224295 | B5LMKP4 | NEXTDC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224295 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224295 | 681936100 | Omega Healthcare Investors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224295 | 6850856 | Stockland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224295 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224295 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224295 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224295 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224295 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224295 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224295 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224295 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224295 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224295 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000224295 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224298 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000224298 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224298 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000224298 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224298 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224298 | B8S8C94 | Chartwell Retirement Residences
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224298 | B5LMKP4 | NEXTDC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224298 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224298 | 681936100 | Omega Healthcare Investors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224298 | 6850856 | Stockland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000224298 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224298 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224298 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224298 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224298 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224298 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000224298 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224298 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000224298 | Australia
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224298 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000224298 | Real Estate398182303
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224305 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224305 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224305 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224305 | SPXWP7600_20260921_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224305 | SPXWP7575_20261001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224305 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224305 | SPYS3262R | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | SPYS3262Q | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224305 | SPYS3262S | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000224305 | Index OptionSPXWP7575_20261001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224305 | SPY C790_20261001_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224305 | SPXWP7175_20261001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224305 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224306 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224306 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224306 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224306 | SPXWP7600_20260921_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224306 | SPXWP7575_20261001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224306 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224306 | SPYS3262R | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | SPYS3262Q | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224306 | SPYS3262S | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000224306 | Index OptionSPXWP7575_20261001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224306 | SPY C790_20261001_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224306 | SPXWP7175_20261001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224306 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224307 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224307 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224307 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224307 | SPXWP7600_20260921_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224307 | SPXWP7575_20261001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224307 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224307 | SPYS3262R | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | SPYS3262Q | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224307 | SPYS3262S | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000224307 | Index OptionSPXWP7575_20261001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224307 | SPY C790_20261001_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224307 | SPXWP7175_20261001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224307 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224308 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224308 | SPYS3262J | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/4/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224308 | SPYS3262N | State Street SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2026
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224308 | SPXWP7600_20260921_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224308 | SPXWP7575_20261001_L_PER | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224308 | SPYS3262O | State Street SPDR S&P 500 ETF Trust Total Return Swap, 12/7/2026
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224308 | SPYS3262R | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/3/2027
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | SPYS3262Q | State Street SPDR S&P 500 ETF Trust Total Return Swap, 3/29/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262L | State Street SPDR S&P 500 ETF Trust Total Return Swap, 7/2/2027
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224308 | SPYS3262S | State Street SPDR S&P 500 ETF Trust Total Return Swap, 6/30/2027
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	98.50%
C000224308 | Index OptionSPXWP7575_20261001_L_PER
Holdings [Line Items]
Percent of Total Investments	1.50%
C000224308 | SPY C790_20261001_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224308 | SPXWP7175_20261001_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224308 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%
C000224285 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224285 | 2036-07-15,United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | 2028-03-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | 2046-08-25,Fannie Mae or Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | 2070-03-25,A&D Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224285 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224285 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2068-10-25,Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224285 | 2063-12-01,BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224285 | Cmo00039KAH3
Holdings [Line Items]
Percent of Total Investments	73.50%
C000224285 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	15.20%
C000224285 | Education57563NAD0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224285 | Mbs Passthrough01F050692
Holdings [Line Items]
Percent of Total Investments	11.20%
C000224285 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224285 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224285 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224285 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224285 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224285 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224285 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224285 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224285 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224285 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224285 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224285 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224285 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224285 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224285 | CMO
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000224286 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224286 | 2036-07-15,United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | 2028-03-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | 2046-08-25,Fannie Mae or Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | 2070-03-25,A&D Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224286 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224286 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2068-10-25,Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224286 | 2063-12-01,BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224286 | Cmo00039KAH3
Holdings [Line Items]
Percent of Total Investments	73.50%
C000224286 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	15.20%
C000224286 | Education57563NAD0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224286 | Mbs Passthrough01F050692
Holdings [Line Items]
Percent of Total Investments	11.20%
C000224286 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224286 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224286 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224286 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224286 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224286 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224286 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224286 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224286 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224286 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224286 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224286 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224286 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224286 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224286 | CMO
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000224288 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224288 | 2036-07-15,United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | 2028-03-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | 2046-08-25,Fannie Mae or Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | 2070-03-25,A&D Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224288 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224288 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2068-10-25,Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224288 | 2063-12-01,BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224288 | Cmo00039KAH3
Holdings [Line Items]
Percent of Total Investments	73.50%
C000224288 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	15.20%
C000224288 | Education57563NAD0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224288 | Mbs Passthrough01F050692
Holdings [Line Items]
Percent of Total Investments	11.20%
C000224288 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224288 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224288 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224288 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224288 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224288 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224288 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224288 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224288 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224288 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224288 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224288 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224288 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224288 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224288 | CMO
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000224287 | 2030-12-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224287 | 2036-07-15,United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | 2028-03-31,United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | 2046-08-25,Fannie Mae or Freddie Mac
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | 2070-03-25,A&D Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224287 | 2065-07-25,New Residential Mortgage Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224287 | 2033-03-05,GS Mortgage Securities Corp Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2068-10-25,Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224287 | 2063-12-01,BRAVO Residential Funding Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | 2032-04-25,RMF Buyout Issuance Trust
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224287 | Cmo00039KAH3
Holdings [Line Items]
Percent of Total Investments	73.50%
C000224287 | Financials064159CK0
Holdings [Line Items]
Percent of Total Investments	15.20%
C000224287 | Education57563NAD0
Holdings [Line Items]
Percent of Total Investments	0.10%
C000224287 | Mbs Passthrough01F050692
Holdings [Line Items]
Percent of Total Investments	11.20%
C000224287 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224287 | Residential Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224287 | Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224287 | Whole Business
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000224287 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224287 | Student Loans
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224287 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224287 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224287 | U.S. Treasury Inflation Protected
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224287 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224287 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224287 | Home Equity
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224287 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224287 | Non Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000224287 | CMO
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000273896 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000273896 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273896 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273896 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273896 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273896 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273896 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273896 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273896 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273896 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273896 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000273896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000273896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000273896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000273896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000273896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000273896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000273896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000273897 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000273897 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273897 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273897 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273897 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273897 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273897 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273897 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273897 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273897 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273897 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000273897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273897 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000273897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000273897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000273897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000273897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000273897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000273897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000273895 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000273895 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273895 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273895 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000273895 | 046224101 | Astec Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273895 | 59156R108 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273895 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273895 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273895 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273895 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273895 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000273895 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000273895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000273895 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000273895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000273895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000273895 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000273895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000273895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000273895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000273895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000230314 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230314 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230314 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230314 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230314 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Long_Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230314 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230314 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230314 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230314 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230314 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230314 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000230314 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230314 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230314 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230314 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230314 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000230314 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230314 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000230314 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230314 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230314 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230314 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230314 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(30.30%)
C000230311 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230311 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230311 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230311 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230311 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Long_Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230311 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230311 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230311 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230311 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230311 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230311 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000230311 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230311 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230311 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230311 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230311 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000230311 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230311 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000230311 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230311 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230311 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230311 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230311 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(30.30%)
C000230312 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230312 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230312 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230312 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230312 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Long_Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230312 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230312 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230312 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230312 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230312 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230312 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000230312 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230312 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230312 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230312 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230312 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000230312 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230312 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000230312 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230312 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230312 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230312 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230312 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(30.30%)
C000230313 | B2Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230313 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230313 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230313 | Range Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Dell Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Pacira BioSciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230313 | Whitecap Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Long_Commodity
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230313 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230313 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230313 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230313 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230313 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230313 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000230313 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230313 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000230313 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000230313 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230313 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000230313 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230313 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000230313 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230313 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230313 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230313 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000230313 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(30.30%)
C000230318 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230318 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230318 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230318 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230318 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230318 | 443628102 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230318 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230318 | 989701107 | Zions Bancorp NA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230318 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230318 | 92839U206 | Visteon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230318 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230318 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230318 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000230318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230315 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230315 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230315 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230315 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230315 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230315 | 443628102 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230315 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230315 | 989701107 | Zions Bancorp NA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230315 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230315 | 92839U206 | Visteon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230315 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230315 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000230315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230316 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230316 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230316 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230316 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230316 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230316 | 443628102 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230316 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230316 | 989701107 | Zions Bancorp NA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230316 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230316 | 92839U206 | Visteon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230316 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000230316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230317 | 46817M107 | Jackson Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230317 | 002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230317 | 185899101 | Cleveland-Cliffs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230317 | 74340E103 | Progyny, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230317 | 109641100 | Brinker International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230317 | 443628102 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230317 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230317 | 989701107 | Zions Bancorp NA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230317 | 201723103 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230317 | 92839U206 | Visteon Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230317 | Consumer Discretionary002896207
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000230317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000230317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000230317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000230317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%